Accounts and Other Receivables (Components Of Accounts And Other Receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Receivable, Gross, Current [Abstract]
Trade accounts receivable, Current	$ 456.5	$ 457.5
Trade notes receivable, Current	1.5	0.5
Total trade receivables, Current	458.0	458.0
Other, Current	0.0	0.0
Income tax receivables, Current	9.1	32.6
Other receivables, Current	26.7	38.9
Subtotal other receivables, Current	35.8	71.5
Total trade and other receivables, Current	493.8	529.5
Allowance for Doubtfull Accounts, Current [Abstract]
Allowance for doubtful accounts, Trade accounts receivable, Current	(7.1)	(9.2)
Allowance for doubtful accounts, Trade note receivable, Current	(0.1)	(0.1)
Allowance for doubtful accounts, Total trade receivable, Current	(7.2)	(9.3)
Other notes receivable, Current	0.0	0.0
Total allowance for doubtful accounts, Current	(7.2)	(9.3)
Total receivables, net	486.6	520.2
Receivables, Gross, Noncurrent [Abstract]
Trade accounts receivable, Long-term	0.0	0.0
Trade note receivable, Long-term	0.7	0.6
Total trade receivable, Long-term	0.7	0.6
Other, Long-term	24.6	0.4
Income tax receivables, Long-term	0.0	0.0
Other receivables, Long-term	0.0	0.0
Subtotal other receivables, Long-term	24.6	0.4
Total trade and other receivables, Long-term	25.3	1.0
Allowance for Doubtful Accounts, Noncurrent [Abstract]
Allowance for doubtful accounts, Trade accounts receivable, Long-term	0.0	0.0
Allowance for doubtful accounts, Trade notes receivable, Long-term	(0.2)	(0.2)
Total trade receivable, Long-term	(0.2)	(0.2)
Other notes receivable, Long-term	0.0	(0.4)
Total allowance for doubtful accounts, Long-term	(0.2)	(0.6)
Total net receivables, Long-term	$ 25.1	$ 0.4